Private Placement (Details) - Private Placement [Member] - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Private Placement [Line Items]
Sale of warrants | shares	5,425,000
Cost of per private placement warrant. | $ / shares	$ 1
Gross proceeds from sale of warrants | $	$ 5,425,000
Number of common stock entitled for each warrants | shares	1
Common stock price per share | $ / shares	$ 11.5